Schedule of Property, Plant and Equipment (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total gross value	€ 11,018	€ 11,071
Less: accumulated depreciation and amortization	(8,984)	(8,536)
Total	2,035	2,534
Equipment [Member]
Total gross value	8,097	8,286
Furniture and Fixtures [Member]
Total gross value	€ 2,921	€ 2,785